Initial Public Offering (Details) - USD ($)				8 Months Ended	9 Months Ended	11 Months Ended
	Sep. 17, 2021	Aug. 06, 2021	Aug. 03, 2021	Sep. 30, 2021	Sep. 30, 2022	Dec. 31, 2021
Description of Organization and Business Operations
Proceeds received from initial public offering, gross				$ 150,000,000		$ 150,000,000
Underwriting discount					$ 1,500,000
Value of Class B common stock transferred to Anchor Investors at initial public offering				$ 6,509,758		$ 6,509,758
Number of shares per warrant					1	1
Deferred underwriting commissions					$ 200,000	$ 5,250,000
Class A Common stock | Warrants.
Description of Organization and Business Operations
Class of warrant or right, exercise price of warrants or rights		$ 11.50
Initial public offering.
Description of Organization and Business Operations
Number of units sold		15,000,000
Purchase price, per unit		$ 10.00
Proceeds received from initial public offering, gross		$ 150,000,000
Offering costs		13,800,000
Underwriting discount		1,500,000
Value of Class B common stock transferred to Anchor Investors at initial public offering		6,509,758
Other offering costs		$ 522,784
Number of shares per warrant		1
Deferred underwriting commissions		$ 5,300,000
Class of warrant or right, exercise price of warrants or rights		$ 11.50
Option to purchase additional units given to investors		15,480,000
Over-allotment option
Description of Organization and Business Operations
Option vesting period			45 days		45 days	45 days
Option to purchase additional Units			2,250,000		2,250,000	2,250,000
Option to purchase additional units given to investors			2,250,000
Common stock forfeited	562,500				562,500